Share-based compensation - SOP III Awards Other Information (Details) - SOP III - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Vested and exercisable
Exercised during the period			0
Compensation cost related to non-vested awards
Total compensation cost related to non-vested share-based compensation awards not yet recognized	$ 41,905
RSUs
Outstanding
Number of instruments	461,139	524,302
The intrinsic value of outstanding units	$ 32,129
The weighted-average remaining contractual term, days	477 days
Vested and exercisable
Exercised during the period	230,115
Intrinsic value of awards exercised	$ 32,129	$ 10,376
SARs
Outstanding
Number of instruments	217,305	280,394
The intrinsic value of outstanding units	$ 4,388
The weighted-average remaining contractual term, days	489 days
Vested and exercisable
Number of instruments	97,304
Intrinsic value	$ 2,035
Exercised during the period	34,144
Intrinsic value of awards exercised	$ 4,388	$ 2,211
PSAs
Outstanding
Number of instruments	750,025
The intrinsic value of outstanding units	$ 15,093
The weighted-average remaining contractual term, days	482 days
Vested and exercisable
Number of instruments	169,147
Intrinsic value	$ 4,107
Intrinsic value of awards exercised	$ 15,093	$ 9,291